ORGANIZATION AND DESCRIPTION OF OUR COMPANY	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
ORGANIZATION AND DESCRIPTION OF OUR COMPANY	ORGANIZATION AND DESCRIPTION OF OUR COMPANY
a)Brookfield Infrastructure Corporation
Brookfield Infrastructure Corporation (our “company”) and its subsidiaries, own regulated utility investments in Brazil and the United Kingdom as well as a global intermodal logistics operation (the “businesses”). Our company was formed as a corporation established under the Business Corporation Act (British Columbia) (the “BCBCA”) on October 3, 2024 and is a subsidiary of Brookfield Infrastructure Partners L.P. (the “partnership”), which we also refer to as the parent company and Brookfield Infrastructure. The partnership, our company, Brookfield Infrastructure Holdings Corporation (“BIHC”; formerly Brookfield Infrastructure Corporation) and our respective subsidiaries, are referred to collectively as our group. Brookfield Corporation (“BN”) is our company’s ultimate parent. The class A exchangeable subordinate voting shares of our company (“exchangeable shares”) are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”. The registered head office of our company is 250 Vesey Street, New York, NY, United States. The exchangeable shares of our company are structured with the intention of being economically equivalent to the units of the partnership. Given the economic equivalence, we expect that the market price of the exchangeable shares will be significantly impacted by the market price of the partnership’s units and the combined business performance of our company and Brookfield Infrastructure as a whole.
b)The Arrangement
On December 24, 2024, the partnership, BIHC and our company completed a reorganization through a court approved plan of arrangement under the BCBCA (the “Arrangement”) pursuant to which (i) holders of the exchangeable shares of BIHC, other than BN and any subsidiary of BN, excluding our group and, unless the context requires otherwise, including Brookfield Asset Management Ltd. (collectively, “Brookfield”), received exchangeable shares of our company in exchange for their BIHC exchangeable shares on a one-for-one basis; (ii) Brookfield transferred their exchangeable shares of BIHC to our company in exchange for class A.2 exchangeable non-voting shares in the capital of BIHC (the “class A.2 exchangeable shares”) on a one-for-one basis; (iii) the exchangeable shares of BIHC were delisted; and (iv) the exchangeable shares of our company were listed on the NYSE and TSX.
Class A.2 exchangeable shares are exchangeable for exchangeable shares on a one-for-one basis, subject to a restriction that limits the exchange by Brookfield and its subsidiaries of class A.2 exchangeable shares such that exchanges by Brookfield and its subsidiaries may not result in Brookfield and its subsidiaries owning 9.5% of more of the aggregate fair market value of all issued and outstanding shares of our company.
Holders of exchangeable shares hold an aggregate 25.0% voting interest in our company. A subsidiary of the partnership holds all of the issued and outstanding class B multiple voting shares, or class B shares, of our company, which represents a 75.0% voting interest in our company. The class B shares entitle the partnership to all of the residual value in our company after payment in full of the amount due to holders of exchangeable shares.
The following describes the agreements resulting from the Arrangement:
i)Exchangeable shares
At any time, holders of exchangeable shares have the right to exchange all or a portion of their exchangeable shares for one unit of the partnership per exchangeable share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received. Due to their exchangeable features, the exchangeable shares are classified as liabilities.
Our board has the right upon sixty (60) days’ prior written notice to holders of exchangeable shares to redeem all of the then outstanding exchangeable shares at any time and for any reason, in its sole discretion and subject to applicable law, including without limitation following the occurrence of certain redemption events.
ii)Class B shares
At any time, holders of class B shares have the right to redeem for cash in an amount equal to the market price of a unit. Due to this cash redemption feature, class B shares are classified as financial liabilities. However, class B shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32, Financial Instruments: Presentation (“IAS 32”).
iii)Credit facilities
In connection with the Arrangement, our company, as borrower, entered into a credit agreement with Brookfield Infrastructure, as lender, pursuant to which Brookfield Infrastructure established a revolving credit facility in the aggregate principal amount of $150 million in favor of our company. The credit agreement has a ten-year term, subject to automatic one-year extensions occurring annually unless terminated by the lender.
Further details of the credit agreements with Brookfield Infrastructure are described in Note 14, Related Party Transactions.
iv)Other arrangements with Brookfield
Subsidiaries of BN provide management services to our company pursuant to the partnership’s existing Master Services Agreement. There will be no change in how the base management fee and incentive distribution fees are calculated, though our company is responsible for paying, or reimbursing the partnership for, our proportionate share of the total base management fee.
Further details of the Master Services Agreement are described in Note 14, Related Party Transactions.